Other non-cash items (Tables)	12 Months Ended
Mar. 31, 2025
Statement of cash flows [abstract]
Disclosure of Other non-cash items

(EUR thousand)	For the financial year ended March 31
Other non-cash items	2025	2024	2023
Change in provisions	907	1,040	394
Change in the fair value of retirement benefit obligation	(135)	738	57
Changes in share-based payment transactions	8,102	3,957	9,671
Put options from business combinations	(861)	1,342	(11,030)
Impairment of financial assets	—	—	2,469
Impairment of tangible and intangible assets	5	1,265	247
Capital loss / (gain) of tangible and intangible assets	(33)	645	925
Change in fair value of warrant liability	(294)	(10,585)	(602)
Acquisition of PPE under construction	—	—	212
Other	745	(210)	130
Total	8,436	(1,808)	2,473